Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-09 - Treasury Only Portfolio - Class II - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.29%	0.86%	0.44%